CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ((CONTINUED 2) - CAD ($) $ in Thousands	Capital Stock Common Shares	Capital Stock Preferred Shares [1]	Capital Stock	Total
Balance at Dec. 31, 2014	$ 402,636	$ 17,019	$ 419,655	$ 778,933
Balance (in shares) at Dec. 31, 2014	12,684,102	4,621,571	17,305,673
Disclosure of classes of share capital [line items]
Issuance of contingently issuable shares	$ 261		$ 261
Issuance of contingently issuable shares (in shares)	10,000		10,000
Balance at Dec. 31, 2015	$ 402,897	$ 17,019	$ 419,916	$ 369,200
Balance (in shares) at Dec. 31, 2015	12,694,102	4,621,571	17,315,673	10,000
Balance at Dec. 31, 2016	$ 402,897	$ 17,019	$ 419,916	$ 329,430
Balance (in shares) at Dec. 31, 2016	12,694,102	4,621,571	17,315,673
Disclosure of classes of share capital [line items]
Issuance of contingently issuable shares	$ (2,856)		$ (2,856)
Issuance of contingently issuable shares (in shares)	(90,000)		(90,000)
Plan of arrangement	$ (87,893)	$ (17,019)	$ (104,912)
Plan of arrangement (in shares)	(3,654)	(4,621,571)	(4,625,225)
Balance at Dec. 31, 2017	$ 312,148		$ 312,148	$ 279,949
Balance (in shares) at Dec. 31, 2017	12,600,448		12,600,448	10,000

[1]	All Preferred Shares were held by the Group as Treasury Stock